Appendix II	12 Months Ended
Dec. 31, 2021
Appendix II
Appendix II

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Operating Segments for the years ended 31 December 2021, 2020 and 2019

(Expressed in thousands of Euros)

	Bioscience			Hospital			Diagnostic			Bio Supplies			Others			Intersegments			Consolidated
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Revenues from external customers	3,814,983	4,242,502	3,993,462	141,190	118,675	134,441	779,108	775,889	733,604	225,765	224,090	266,540	39,620	31,989	22,820	(67,548)	(53,107)	(52,176)	4,933,118	5,340,038	5,098,691

Total operating income	3,814,983	4,242,502	3,993,462	141,190	118,675	134,441	779,108	775,889	733,604	225,765	224,090	266,540	39,620	31,989	22,820	(67,548)	(53,107)	(52,176)	4,933,118	5,340,038	5,098,691

Profit/(Loss) for the segment	658,691	949,989	1,079,216	(7,735)	(12,504)	(8,674)	152,948	215,793	215,828	45,990	19,871	16,246	(58,602)	2,241	1,279	(10,896)	4,428	(3,094)	780,396	1,179,818	1,300,801

Unallocated expenses																			(185,332)	(183,686)	(169,436)

Operating profit/(loss)																			595,064	996,132	1,131,365

Finance result																			(277,799)	(177,669)	(274,724)

Share of profit/(loss) of equity- accounted investee	—	—	—	—	—	—	—	—	(19,794)	—	—	—	33,188	60,166	(19,744)	—	—	—	33,188	60,166	(39,538)

Income tax expense																			(85,126)	(169,639)	(168,459)

Profit for the year after tax																			265,327	708,990	648,644

Segment assets	9,467,378	7,975,667	8,416,922	269,487	257,360	274,250	3,513,991	3,371,125	3,676,011	47,446	251,551	226,814	557,884	383,981	77,501	(39,963)	(26,773)	(32,892)	13,816,223	12,212,911	12,638,606
Equity-accounted investments	31,847	—	10,368	—	—	—	—	—	—	53,264	46,782	49,922	1,914,665	1,822,238	54,183	—	—	—	1,999,776	1,869,020	114,473
Unallocated assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	3,417,836	1,192,845	2,789,532
Total assets																			19,233,835	15,274,776	15,542,611

Segment liabilities	1,521,634	1,222,664	1,371,352	38,654	32,179	53,441	397,869	372,461	351,799	27,596	120,787	126,289	160,441	121,334	35,581	—	—	—	2,146,194	1,869,425	1,938,462
Unallocated liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	9,770,543	6,685,296	6,758,381
Total liabilities																			11,916,737	8,554,721	8,696,843

Other information:

Allocated amortisation and depreciation	228,114	201,087	196,335	12,065	12,443	11,686	88,557	63,053	52,224	2,948	21,846	20,415	6,978	2,820	2,147	—	—	—	338,662	301,249	282,807

Unallocated amortisation and depreciation	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	21,105	20,284	19,648

Allocated expenses that do not require cash payments	26,051	38,955	43,524	3,349	529	(289)	4,446	(21,335)	(22,873)	73	3	393	—	(2,977)	—	—	—	—	33,919	15,175	20,755

Unallocated expenses that do not require cash payments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	4,991	4,924	2,416

Allocated additions for the year of property, plant & equipment, intangible assets and rights of use	349,890	289,062	868,103	12,616	11,548	62,298	19,991	34,516	103,911	13,836	10,915	65,448	15,981	1,150	1,768	—	—	—	412,314	347,191	1,101,528

Unallocated additions for the year of property, plant & equipment, intangible assets and rights of use	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	55,380	107,178	73,544

This appendix forms an integral part of note 6 to the consolidated financial statements.

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Reporting by geographical area

for the years ended 31 December 2021, 2020 and 2019

(Expressed in thousands of Euros)

				Rest of European			USA + Canada			Rest of World			Consolidated
	Spain			Union
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

Net Revenue	362,407	339,169	268,287	544,042	495,323	588,375	3,154,549	3,599,746	3,390,811	872,120	905,800	851,218	4,933,118	5,340,038	5,098,691

Assets by geographical area	1,092,435	1,117,647	2,764,054	5,393,407	2,927,198	3,425,874	10,525,140	9,138,360	9,059,674	2,222,853	2,091,571	293,009	19,233,835	15,274,776	15,542,611

Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	71,022	93,787	183,891	91,388	92,873	181,736	295,526	253,442	787,586	9,758	14,267	21,859	467,694	454,369	1,175,072

This appendix forms an integral part of note 6 to the consolidated financial statements.